RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Related Parties
Name of Related Parties	Relationship with the Group

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board and former chief executive officer

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Guangxi Wharton International Hotel (“Guangxi Wharton”)	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation (“Research Center”)	A company under the control of Vincent Tianquan Mo

Crowne Plaza San Francisco-International Airport (“Crowne Plaza”)	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC (“Upsky Long Island”)	A company under the control of Vincent Tianquan Mo

Related Party Transactions
	For the nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Management fee incurred:
- Beihai Silver Beach	553	297
Office building leased from:
- Tianquan Vincent Mo	131	131
Hotel service fee incurred:
- Crowne Plaza	7	-
- Upsky Long Island	3	35

Related Party Balances
As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Amount due (to) from a related party:
- Beihai Silver Beach	(660)	365